Equity - Components of Other Comprehensive Income Included in Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	¥ 238,262	¥ (102,983)	¥ (23,745)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	67,603	(23,361)	(24,046)
Exchange differences on translating foreign operations	239,097	(293,201)	95,568
Total	577,179	(451,209)	26,321
Non-controlling interests [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	1,030	(753)	(338)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	25	(73)	17
Exchange differences on translating foreign operations	18,792	(18,924)	(651)
Total	¥ 19,847	¥ (19,750)	¥ (972)